Transactions With Related Parties (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stronach Group [Member]
Transactions With Related Parties (Textual) [Abstract]
Number of trustees and members of the class of potential beneficiaries	3
Sales to companies controlled by the Stronach Group	$ 36	$ 7
Services to companies controlled by the Stronach Group	7	1
Majority Shareholder [Member]
Transactions With Related Parties (Textual) [Abstract]
Lease expense related to MID	166	172	149
Honorary Chairman [Member]
Transactions With Related Parties (Textual) [Abstract]
Lease expense related to MID	38	41	0
Frank Stronach and former Co-CEO [Member]
Transactions With Related Parties (Textual) [Abstract]
Proceeds from sale of building		43
Trusts [Member]
Transactions With Related Parties (Textual) [Abstract]
Amount included in accounts receivable	17	31
Amount borrowed from company to purchase common shares maximum	$ 35	$ 31	$ 30